First Trust International Equity Opportunities ETF Investment Objectives and Goals - First Trust International Equity Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust International Equity Opportunities ETF (FPXI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust International Equity Opportunities ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the IPOX® International Index (the “Index”).